LONG-TERM INVESTMENTS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Impairment Effects on Earnings Per Share [Line Items]
Equity method investments	$ 86,271
Equity method investments, other than temporary impairment	1,900,000
Impairment charges			$ 1,468,014
Recognized loss from equity method investments		(8,031)	$ (261,397)
Equity investments without readily determinable fair value	86,271
Initial investment equity investments without readily determinable fair value	647,000
Fair value of investment	22,000
Impairment charges of equity method investments	20,000.00
Equity Method Investments [Member]
Impairment Effects on Earnings Per Share [Line Items]
Impairment charges
Recognized loss from equity method investments		$ 10,000.00